Angel Oak High Yield Opportunities Fund
Schedule of Investments
October 31, 2023 (Unaudited)
	Principal
	Amount	Value
Asset-Backed Securities ― 4.59%
Automobile ― 1.71%
Exeter Automobile Receivables Trust, Series 2023-2A, Class E, 9.750%, 11/15/2030 (a)	$200,000	$196,318
Lendbuzz Securitization Trust, Series 2023-3A, Class B, 9.170%, 4/16/2029 (a)	200,000	200,117
Lobel Automobile Receivables Trust, Series 2023-1, Class C, 8.310%, 10/16/2028 (a)	200,000	199,452
Skopos Auto Receivables Trust, Series 2019-1A, Class E, 7.820%, 6/15/2026 (a)	350,000	350,006
USASF Receivables LLC, Series 2020-1A, Class D, 9.350%, 3/15/2027 (a)	200,000	201,788
		1,147,681
Consumer ― 2.88%
Foundation Finance Trust, Series 2017-1A, Class C, 5.400%, 7/15/2033 (a)	200,000	192,002
Foundation Finance Trust, Series 2023-1A, Class D, 9.180%, 12/15/2043 (a)	200,000	195,203
Oportun Financial Corp., Series 2022-3, Class C, 10.147%, 1/8/2030 (a)	200,000	203,643
Pagaya AI Debt Selection Trust, Series 2023-1, Class B, 9.435%, 7/15/2030 (a)	299,958	303,778
Pagaya AI Debt Selection Trust, Series 2023-3, Class B, 9.570%, 12/16/2030 (a)	199,960	203,380
Pagaya AI Debt Selection Trust, Series 2023-5, Class C, 9.099%, 4/15/2031 (a)	100,000	100,785
Prosper Marketplace Issuance Trust, Series 2023-1A, Class D, 11.240%, 7/16/2029 (a)	200,000	199,444
Purchasing Power Funding, Series 2021-A, Class D, 4.370%, 10/15/2025 (a)	250,000	250,097
Upstart Securitization Trust, Series 2023-1, Class C, 11.100%, 2/20/2033 (a)	100,000	99,426
Upstart Securitization Trust, Series 2023-3, Class B, 8.250%, 10/20/2033 (a)	200,000	189,785
		1,937,543
TOTAL ASSET-BACKED SECURITIES (Cost ― $3,072,539)		$3,085,224

Corporate Obligations ― 66.89%
Basic Materials ― 6.38%
Cleveland-Cliffs, Inc., 5.875%, 6/1/2027	400,000	381,527
Cleveland-Cliffs, Inc., 6.750%, 4/15/2030 (a)	500,000	464,223
Compass Minerals International, Inc., 6.750%, 12/1/2027 (a)	500,000	465,590
Copper Mountain Mining Corp., 8.000%, 4/9/2026 (a)(b)(c)	463,052	469,998
CVR Partners LP / CVR Nitrogen Finance Corp., 6.125%, 6/15/2028 (a)	1,000,000	883,435
Hecla Mining Co., 7.250%, 2/15/2028	500,000	477,998
Mercer International, Inc., 5.125%, 2/1/2029	750,000	589,070
Rain Carbon, Inc., 12.250%, 9/1/2029 (a)	100,000	101,874
Taseko Mines Ltd., 7.000%, 2/15/2026 (a)	500,000	454,080
		4,287,795
Communications ― 8.39%
AMC Networks, Inc., 4.750%, 8/1/2025	500,000	455,884
Audacy Capital Corp., 6.500%, 5/1/2027 (a)(b)	100,000	1,750
Audacy Capital Corp., 6.750%, 3/31/2029 (a)(b)(d)	200,000	3,404
Cars.com, Inc., 6.375%, 11/1/2028 (a)	500,000	446,942
CMG Media Corp., 8.875%, 12/15/2027 (a)	250,000	193,383
Consolidated Communications, Inc., 6.500%, 10/1/2028 (a)	500,000	397,500
CSC Holdings LLC, 5.500%, 4/15/2027 (a)	500,000	419,456
Cumulus Media New Holdings, Inc., 6.750%, 7/1/2026 (a)	542,000	388,026
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.875%, 8/15/2027 (a)	1,000,000	877,346
EquipmentShare.com, Inc., 9.000%, 5/15/2028 (a)	500,000	470,625
Gray Escrow, Inc., 5.375%, 11/15/2031 (a)	1,000,000	631,630
Lamar Media Corp., 4.875%, 1/15/2029	250,000	229,484
Nexstar Media, Inc., 5.625%, 7/15/2027 (a)	250,000	224,940
Outfront Media Capital LLC / Outfront Media Capital Corp., 5.000%, 8/15/2027 (a)	250,000	222,285
Townsquare Media, Inc., 6.875%, 2/1/2026 (a)	300,000	277,620
Univision Communications, Inc., 6.625%, 6/1/2027 (a)	250,000	227,989
Urban One, Inc., 7.375%, 2/1/2028 (a)	200,000	164,612
		5,632,876
Consumer, Cyclical ― 9.66%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.500%, 4/20/2026 (a)	416,667	405,640
American Axle & Manufacturing, Inc., 5.000%, 10/1/2029	1,000,000	791,201
Beacon Roofing Supply, Inc., 4.500%, 11/15/2026 (a)	250,000	233,238
Carnival Corp., 6.000%, 5/1/2029 (a)	350,000	296,010
Clarios Global LP, 6.750%, 5/15/2025 (a)	226,000	224,423
Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028 (a)	500,000	470,147
FirstCash, Inc., 4.625%, 9/1/2028 (a)	500,000	439,107
Ford Motor Co., 6.100%, 8/19/2032	1,000,000	926,585
Goodyear Tire & Rubber Co., 5.000%, 7/15/2029	500,000	430,335
Hawaiian Brand Intellectual Property Ltd., 5.750%, 1/20/2026 (a)	500,000	370,259
Installed Building Products, Inc., 5.750%, 2/1/2028 (a)	100,000	90,348
Lithia Motors, Inc., 4.625%, 12/15/2027 (a)	250,000	225,590
Marriott Ownership Resorts, Inc., 4.750%, 1/15/2028	500,000	430,333
NCL Corp. Ltd., 3.625%, 12/15/2024 (a)	100,000	94,675
New Red Finance, Inc., 4.375%, 1/15/2028 (a)	250,000	224,708
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman Ltd., 8.000%, 9/20/2025 (a)	300,000	237,414
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.000%, 6/1/2031 (a)	100,000	82,734
VistaJet Malta Finance PLC / Vista Management Holding, Inc., 9.500%, 6/1/2028 (a)	100,000	76,726
White Cap Buyer LLC, 6.875%, 10/15/2028 (a)	500,000	436,868
		6,486,341
Consumer, Non-cyclical ― 7.00%
Arrow Bidco LLC, 9.500%, 3/15/2024 (a)	470,000	474,521
B&G Foods, Inc., 8.000%, 9/15/2028 (a)	200,000	195,171
CPI CG, Inc., 8.625%, 3/15/2026 (a)	234,000	223,221
Korn Ferry, 4.625%, 12/15/2027 (a)	250,000	227,654
Matthews International Corp., 5.250%, 12/1/2025 (a)	250,000	238,134
Medline Borrower LP, 5.250%, 10/1/2029 (a)	500,000	426,628
NESCO Holdings, Inc., 5.500%, 4/15/2029 (a)	100,000	85,848
Performance Food Group, Inc., 4.250%, 8/1/2029 (a)	500,000	422,537
Prime Security Services Borrower LLC / Prime Finance, Inc., 3.375%, 8/31/2027 (a)	250,000	220,106
Select Medical Corp., 6.250%, 8/15/2026 (a)	500,000	486,854
Simmons Foods, Inc., 4.625%, 3/1/2029 (a)	250,000	203,380
Sotheby's, 7.375%, 10/15/2027 (a)	300,000	268,271
Sotheby's / Bidfair Holdings, Inc., 5.875%, 6/1/2029 (a)	500,000	399,260
TreeHouse Foods, Inc., 4.000%, 9/1/2028	250,000	203,459
Upbound Group, Inc., 6.375%, 2/15/2029 (a)	500,000	430,515
US Foods, Inc., 7.250%, 1/15/2032 (a)	200,000	195,745
		4,701,304
Energy ― 17.30%
Antero Midstream Partners LP / Antero Midstream Finance Corp., 5.750%, 1/15/2028 (a)	1,250,000	1,173,598
Archrock Partners LP / Archrock Partners Finance Corp., 6.875%, 4/1/2027 (a)	700,000	673,749
Atlantica Sustainable Infrastructure PLC, 4.125%, 6/15/2028 (a)	250,000	216,200
Borr IHC Ltd. / Borr Finance LLC, 10.375%, 11/15/2030 (a)(e)	200,000	198,650
Calumet Specialty Products Partners LP / Calumet Finance Corp., 8.125%, 1/15/2027 (a)	600,000	561,017
Calumet Specialty Products Partners LP / Calumet Finance Corp., 9.750%, 7/15/2028 (a)	200,000	186,881
CITGO Petroleum Corp., 7.000%, 6/15/2025 (a)	500,000	491,823
Comstock Resources, Inc., 6.750%, 3/1/2029 (a)	100,000	91,104
Comstock Resources, Inc., 5.875%, 1/15/2030 (a)	100,000	85,615
CrownRock LP / CrownRock Finance, Inc., 5.000%, 5/1/2029 (a)	250,000	236,025
Encino Acquisition Partners Holdings LLC, 8.500%, 5/1/2028 (a)	250,000	243,227
Enviva Partners LP / Enviva Partners Finance Corp., 6.500%, 1/15/2026 (a)	750,000	527,696
Greenfire Resources Ltd., 12.000%, 10/1/2028 (a)	250,000	249,250
Hilcorp Energy I LP / Hilcorp Finance Co., 5.750%, 2/1/2029 (a)	900,000	806,753
Kinetik Holdings LP, 5.875%, 6/15/2030 (a)	250,000	229,666
New Fortress Energy, Inc., 6.750%, 9/15/2025 (a)	250,000	232,150
New Fortress Energy, Inc., 6.500%, 9/30/2026 (a)	500,000	448,600
PBF Holding Co. LLC / PBF Finance Corp., 6.000%, 2/15/2028	500,000	462,228
Shelf Drilling Holdings Ltd., 9.625%, 4/15/2029 (a)	1,000,000	951,678
SunCoke Energy, Inc., 4.875%, 6/30/2029 (a)	500,000	419,092
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 7.500%, 10/1/2025 (a)	500,000	493,101
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp., 6.000%, 12/31/2030 (a)	500,000	421,106
Transocean, Inc., 11.500%, 1/30/2027 (a)	113,000	117,685
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 9/1/2027	750,000	717,316
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (a)	250,000	201,102
Venture Global Calcasieu Pass LLC, 3.875%, 11/1/2033 (a)	250,000	189,144
Warrior Met Coal, Inc., 7.875%, 12/1/2028 (a)(b)	1,009,000	985,502
		11,609,958
Financial ― 10.48%
Enact Holdings, Inc., 6.500%, 8/15/2025 (a)	500,000	491,616
Freedom Mortgage Corp., 7.625%, 5/1/2026 (a)	500,000	460,302
Global Aircraft Leasing Co. Ltd., 6.50% Cash or 7.250% PIK, 9/15/2024 (a)	433,620	390,815
goeasy Ltd., 4.375%, 5/1/2026 (a)	500,000	451,228
HAT Holdings I LLC / HAT Holdings II LLC, 3.375%, 6/15/2026 (a)	750,000	660,949
LD Holdings Group LLC, 6.125%, 4/1/2028 (a)	400,000	220,503
LPL Holdings, Inc., 4.625%, 11/15/2027 (a)	500,000	457,664
Macquarie Airfinance Holdings Ltd., 8.125%, 3/30/2029 (a)	200,000	196,613
MPT Operating Partnership LP / MPT Finance Corp., 3.500%, 3/15/2031	500,000	303,774
Nationstar Mortgage Holdings, Inc., 6.000%, 1/15/2027 (a)	650,000	604,750
NMI Holdings, Inc., 7.375%, 6/1/2025 (a)	250,000	250,687
PennyMac Financial Services, Inc., 5.750%, 9/15/2031 (a)	250,000	203,882
PRA Group, Inc., 7.375%, 9/1/2025 (a)	250,000	234,006
PRA Group, Inc., 5.000%, 10/1/2029 (a)	500,000	332,129
Realogy Group LLC / Realogy Co-Issuer Corp., 5.250%, 4/15/2030 (a)	500,000	320,648
Starwood Property Trust, Inc., 5.500%, 11/1/2023 (a)	500,000	500,000
StoneX Group, Inc., 8.625%, 6/15/2025 (a)	400,000	401,704
United Wholesale Mortgage LLC, 5.500%, 4/15/2029 (a)	500,000	421,945
Uniti Group LP / Uniti Group Finance, Inc. / CSL Capital LLC, 6.500%, 2/15/2029 (a)	200,000	130,119
		7,033,334
Industrial ― 7.54%
Brundage-Bone Concrete Pumping Holdings, Inc., 6.000%, 2/1/2026 (a)	250,000	236,633
Builders FirstSource, Inc., 5.000%, 3/1/2030 (a)	250,000	217,579
Cargo Aircraft Management, Inc., 4.750%, 2/1/2028 (a)	500,000	440,397
Coherent Corp., 5.000%, 12/15/2029 (a)	500,000	424,963
Covanta Holding Corp., 5.000%, 9/1/2030	250,000	193,695
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/2027 (a)	250,000	256,609
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/2029 (a)	100,000	81,833
Knife River Holding Co., 7.750%, 5/1/2031 (a)	500,000	498,934
MIWD Holdco LLC / MIWD Finance Corp., 5.500%, 2/1/2030 (a)	100,000	79,471
Moog, Inc., 4.250%, 12/15/2027 (a)	250,000	222,844
Mueller Water Products, Inc., 4.000%, 6/15/2029 (a)	300,000	256,834
Owens-Brockway Glass Container, Inc., 7.250%, 5/15/2031 (a)	225,000	205,875
Roller Bearing Co. of America, Inc., 4.375%, 10/15/2029 (a)	200,000	169,852
Seaspan Corp., 5.500%, 8/1/2029 (a)	500,000	384,090
Sensata Technologies BV, 5.875%, 9/1/2030 (a)	250,000	227,892
Smyrna Ready Mix Concrete LLC, 6.000%, 11/1/2028 (a)	250,000	231,471
Spirit AeroSystems, Inc., 7.500%, 4/15/2025 (a)	250,000	249,675
Vertiv Group Corp., 4.125%, 11/15/2028 (a)	500,000	437,522
XPO, Inc., 7.125%, 6/1/2031 (a)	250,000	243,955
		5,060,124
Utilities ― 0.14%
Vistra Operations Co. LLC, 7.750%, 10/15/2031 (a)	100,000	96,856
TOTAL CORPORATE OBLIGATIONS (Cost ― $51,186,323)		$44,908,588

Residential Mortgage-Backed Securities ― 16.67%
Bellemeade Re Ltd., Series 2021-1A, Class M2, 10.171% (SOFR30A + 4.850%), 3/25/2031 (a)(f)	640,000	674,051
Bellemeade Re Ltd., Series 2021-2A, Class M2, 8.221% (SOFR30A + 2.900%), 6/25/2031 (a)(f)	710,000	708,628
GCAT Trust, Series 2023-NQM2, Class B1, 7.004%, 11/25/2067 (a)(g)	850,000	762,311
GS Mortgage-Backed Securities Corp Trust, Series 2019-PJ1, Class B6, 4.047%, 8/25/2049 (a)(g)	511,534	289,379
Home RE Ltd., Series 2021-2, Class B1, 9.471% (SOFR30A + 4.150%), 1/25/2034 (a)(f)	800,000	764,974
JP Morgan Mortgage Trust, Series 2020-2, Class B4, 3.821%, 7/25/2050 (a)(g)	712,257	546,398
JP Morgan Mortgage Trust, Series 2020-3, Class B4, 3.841%, 8/25/2050 (a)(g)	708,617	533,759
New Residential Mortgage Loan Trust, Series 2022-SFR2, Class E1, 4.000%, 9/4/2039 (a)	760,000	649,967
Oaktown Re Ltd., Series 2021-2, Class B1, 9.721% (SOFR30A + 4.400%), 4/25/2034 (a)(f)	1,000,000	928,311
Progress Residential Trust, Series 2021-SFR1, Class F, 2.757%, 4/17/2038 (a)	765,000	667,188
Progress Residential Trust, Series 2021-SFR9, Class F, 4.053%, 11/17/2040 (a)	500,000	398,731
PRPM LLC, Series 2021-1, Class A1, 2.115%, 1/25/2026 (a)(g)	488,732	469,633
Radnor RE Ltd., Series 2021-2, Class B1, 11.321% (SOFR30A + 6.000%), 11/25/2031 (a)(f)	750,000	784,476
Radnor RE Ltd., Series 2021-1, Class M2, 8.471% (SOFR30A + 3.150%), 12/27/2033 (a)(f)	750,000	737,996
STAR Trust, Series 2021-1, Class B1, 3.520%, 5/25/2065 (a)(g)	1,000,000	701,202
Verus Securitization Trust, Series 2021-1, Class M1, 1.968%, 1/25/2066 (a)(g)	726,000	456,417
Verus Securitization Trust, Series 2023-INV1, Class B1, 7.602%, 2/25/2068 (a)(g)	750,000	695,075
Verus Securitization Trust, Series 2023-3, Class B1, 7.966%, 3/25/2068 (a)(g)	450,000	424,218
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost ― $11,226,288)		$11,192,714

Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer ― 4.92%
Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, 8.421% (SOFR30A + 3.100%), 3/25/2042 (a)(f)	370,000	377,177
Federal Home Loan Mortgage Corp., Series 2021-DNA2, Class B1, 8.721% (SOFR30A + 3.400%), 8/25/2033 (a)(f)	500,000	511,875
Federal Home Loan Mortgage Corp., Series 2021-HQA1, Class B2, 10.321% (SOFR30A + 5.000%), 8/25/2033 (a)(f)	750,000	717,571
Federal Home Loan Mortgage Corp., Series 2021-DNA6, Class B1, 8.721% (SOFR30A + 3.400%), 10/25/2041 (a)(f)	1,000,000	1,008,750
Federal Home Loan Mortgage Corp., Series 2022-HQA1, Class M2, 10.571% (SOFR30A + 5.250%), 3/25/2042 (a)(f)	650,000	686,810
TOTAL RESIDENTIAL MORTGAGE-BACKED SECURITIES - U.S. GOVERNMENT AGENCY CREDIT RISK TRANSFER (Cost ― $3,058,679)		$3,302,183

Short-Term Investments ― 5.73%	Shares
Money Market Funds ― 5.73%
First American Government Obligations Fund, Class U, 5.294% (h)	3,846,956	3,846,956
TOTAL SHORT-TERM INVESTMENTS (Cost ― $3,846,956)		$3,846,956
TOTAL INVESTMENTS ― 98.80% (Cost ― $72,390,785)		$66,335,665
Other Assets in Excess of Liabilities ― 1.20%		806,852
NET ASSETS ― 100.00%		$67,142,517

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFR30A:	Secured Overnight Financing Rate 30 Day Average
PIK:	Payment In-Kind

(a)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers.
These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2023, the value of these securities amounted to $55,895,820 or 83.25% of net assets.

(b)	Illiquid security. At October 31, 2023, the value of these securities amounted to $1,460,654 or 2.18% of net assets.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund's liquidity guidelines. At October 31, 2023, the value of securities pledged amounted to $469,998 or 0.70% of net assets.

(d)	Security identified as in default as to the payment of interest. Income is not being accrued.
(e)	Security issued on a when-issued basis. On October 31, 2023, the total value of investments purchased on a when-issued basis was $198,650 or 0.30% of net assets.
(f)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Securities that reference SOFR may have been subject to a credit spread adjustment, particularly legacy holdings that previously referenced LIBOR and have transitioned to SOFR as the base lending rate. Rate disclosed is the rate in effect as of October 31, 2023.

(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2023.
(h)	Rate disclosed is the seven day yield as of October 31, 2023.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value in accordance with fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), mortgage-backed securities ("MBS"), collateralized loan obligations ("CLOs"), corporate obligations, and whole loans are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information may be utilized. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price. If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the-counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise, fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Board has selected Angel Oak Capital Advisors, LLC (the "Adviser") as the Valuation Designee. As such, the Valuation Committee of the Adviser has been delegated the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2023:

	Level 1	Level 2	Level 3	Total
Assets
Asset-Backed Securities	$-	$3,085,224	$-	$3,085,224
Corporate Obligations	-	44,908,588	-	44,908,588
Residential Mortgage-Backed Securities	-	11,192,714	-	11,192,714
Residential Mortgage-Backed Securities - U.S. Government Agency Credit Risk Transfer	-	3,302,183	-	3,302,183
Short-Term Investments	3,846,956	-	-	3,846,956
Total	$3,846,956	$62,488,709	$-	$66,335,665

See the Schedule of Investments for further disaggregation of investment categories. For the period ended October 31, 2023, the Fund did not recognize any transfers to or from Level 3.